SCHEDULE OF THREE-LEVEL MATRIX (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 2,024	$ 1,477
Government institutions [member]
IfrsStatementLineItems [Line Items]
Total	663	483
Institutions customers [member]
IfrsStatementLineItems [Line Items]
Total	1,361	994
Other customers [member]
IfrsStatementLineItems [Line Items]
Total